UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
 (Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
  (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)		September 30, 2018
Monetta Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 88.0%
Capital Equipment - 3.7%
Diversified Operation-1.3%
5,000	Honeywell International, Inc.	$832,000

Pollution Control-2.4%
17,000	Waste Management, Inc.	1,536,120

Consumer Cyclical - 6.0%
Leisure Service-2.1%
5,000	Expedia Group, Inc.	652,400
5,000	Royal Caribbean Cruises Ltd.	649,700
		1,302,100

Media-Radio/TV-3.9%
22,000	Viacom, Inc. - CL B	742,720
15,000	Walt Disney Co.	1,754,100
		2,496,820

Consumer Staple - 1.1%
Cosmetic & Personal Care-1.1%
8,000	Procter & Gamble Co.	665,840

Financial - 16.8%
Bank-Money Center-6.8%
70,000	Bank of America Corp.	2,062,200
15,000	JPMorgan Chase & Co.	1,692,600
10,000	Wells Fargo & Co.	525,600
		4,280,400

Finance-Miscellaneous-10.0%
14,000	MasterCard, Inc. - CL A	3,116,540
10,000	Square, Inc. *	990,100
15,000	Visa, Inc. - CL A	2,251,350
		6,357,990

Healthcare - 19.1%
Healthcare-Biomedical/Genetic-4.7%
35,000	Amarin Corp. PLC - ADR*	569,450
18,000	Celgene Corp. *	1,610,820
2,000	Regeneron Pharmaceuticals, Inc. *	808,080
		2,988,350

Healthcare-Drug/Diversified-3.0%
4,500	Allergan PLC	857,160
16,500	Bristol-Myers Squibb Co.	1,024,320
		1,881,480

Healthcare-Patient Care-8.3%
3,200	Anthem, Inc.	876,960
12,000	Centene Corp. *	1,737,360
10,000	UnitedHealth Group, Inc.	2,660,400
		5,274,720

Healthcare-Product-3.1%
20,000	Boston Scientific Corp. *	770,000
12,000	Medtronic PLC	1,180,440
		1,950,440

Retail - 18.5%
Retail-Drug Store-1.3%
10,000	CVS Health Corp.	787,200

Retail-Major Chain-3.7%
10,000	Costco Wholesale Corp.	2,348,800

Retail-Restaurant-2.7%
1,400	Chipotle Mexican Grill, Inc. *	636,328
18,500	Starbucks Corp.	1,051,540
		1,687,868

Retail-Specialty-10.8%
2,700	Amazon.com, Inc. *	5,408,100
7,000	Home Depot, Inc.	1,450,050
		6,858,150

Technology - 18.4%
Computer Data Storage-3.2%
9,000	Apple, Inc.	2,031,660

Computer-Software-7.6%
3,800	Adobe Systems, Inc. *	1,025,810
15,000	Microsoft Corp.	1,715,550
6,000	Palo Alto Networks, Inc. *	1,351,560
4,500	salesforce.com, Inc. *	715,635
		4,808,555

Internet-6.0%
2,500	Alphabet, Inc. - CL C *	2,983,675
5,000	Facebook, Inc. - CL A *	822,300
		3,805,975

Telecommunication Service-1.6%
27,500	Comcast Corp. - CL A	973,775

Transportation - 4.4%
Airline-1.8%
20,000	Delta Air Lines, Inc.	1,156,600

Railroad-2.6%
10,000	Union Pacific Corp.	1,628,300

Total Common Stocks (Cost $37,605,601)		55,653,143

EXCHANGE TRADED FUNDS - 4.6%
10,000	SPDR S&P 500 Trust	2,907,200
Total Exchange Traded Funds (Cost $2,707,785)		2,907,200

MONEY MARKET FUNDS - 6.1%

3,850,325	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.969% ^	3,850,325
Total Money Market Funds (Cost $3,850,325)		3,850,325

Total Investments (Cost $44,163,711) - 98.7%	62,410,668
Other Net Assets Less Liabilities - 1.3%	831,191
TOTAL NET ASSETS - 100.0%	$63,241,859

* Non-income producing security.
   ADR - American Depositary Receipt
   PLC - Public Limited Company
^ Rate shown is the seven day effective yield at Spetember 30, 2018.
   Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2018, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$55,653,143	$-	$-	$55,653,143
Exchange Traded Funds	2,907,200	-	-	2,907,200
Money Market Funds	3,850,325	-	-	3,850,325
Total Investments	$62,410,668	$-	$-	$62,410,668

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments (Unaudited)		September 30, 2018
Monetta Core Growth Fund
NUMBER OF SHARES		VALUE
COMMON STOCKS - 49.6%
Capital Equipment - 2.7%
Pollution Control-2.7%
32,000	Waste Management, Inc.	$2,891,520

Financial - 13.2%
Bank-Money Center-5.4%
100,000	Bank of America Corp.	2,946,000
25,000	JPMorgan Chase & Co.	2,821,000
		5,767,000

Finance-Miscellaneous-7.8%
25,000	MasterCard, Inc. - CL A	5,565,250
19,000	Visa, Inc. - CL A	2,851,710
		8,416,960

Healthcare - 6.8%
Healthcare-Biomedical/Genetic-2.6%
20,000	Celgene Corp. *	1,789,800
2,400	Regeneron Pharmaceuticals, Inc. *	969,696
		2,759,496

Healthcare-Patient Care-4.2%
17,000	UnitedHealth Group, Inc.	4,522,680

Retail - 11.3%
Retail-Major Chain-4.2%
15,000	Costco Wholesale Corp.	3,523,200
12,000	Target Corp.	1,058,520
		4,581,720

Retail-Specialty-7.1%
3,000	Amazon.com, Inc. *	6,009,000
8,000	Home Depot, Inc.	1,657,200
		7,666,200

Technology - 12.7%
Computer Data Storage-2.9%
14,000	Apple, Inc.	3,160,360

Computer-Software-5.0%
40,000	Microsoft Corp.	4,574,800
5,000	salesforce.com, Inc. *	795,150
		5,369,950

Internet-4.8%
3,500	Alphabet, Inc. - CL C *	4,177,145
6,000	Facebook, Inc. - CL A *	986,760
		5,163,905

Transportation - 2.9%
Airline-0.8%
15,000	Delta Air Lines, Inc.	867,450

Railroad-2.1%
14,000	Union Pacific Corp.	2,279,620

Total Common Stocks (Cost $28,747,060)		53,446,861

EXCHANGE TRADED FUNDS - 48.4%
70,000	iShares Core S&P 500	20,491,100
55,000	SPDR S&P 500 Trust	15,989,600
36,000	Vanguard Growth	5,797,440
37,000	Vanguard S&P 500	9,880,850
Total Exchange Traded Funds (Cost $29,360,169)		52,158,990

Total Investments (Cost $58,107,229) - 98.0%	105,605,851
Other Net Assets Less Liabilities - 2.0%	2,119,047
TOTAL NET ASSETS - 100.0%	$107,724,898

* Non Income Producing.
   Industry classification provided by William O’Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2018, the Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$53,446,861	$-	$-	$53,446,861
Exchange Traded Funds	52,158,990	-	-	52,158,990
Total Investments	$105,605,851	$-	$-	$105,605,851

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Monetta Trust

By (Signature and Title) /s/ Robert S. Bacarella
                                            Robert S. Bacarella, Chief Executive Officer

Date                                                       11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert S. Bacarella
                                           Robert S. Bacarella, Chief Executive Officer

Date                                                      11/27/2018

By (Signature and Title) /s/ Robert J. Bacarella
                                           Robert J. Bacarella, Chief Financial Officer

Date                                                      11/27/2018